(19) REGULATORY CHARGES (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Charges Tables
Schedule of regulatory charges
	Dec 31, 2017	Dec 31, 2016
Fee for the use of water resources	1,256	1,385
Global reversal reserve - RGR	17,545	17,469
ANEEL inspection fee - TFSEE	2,061	2,044
Energy development account - CDE	262,213	309,117
Tariff flags and others	298,525	36,064
Total	581,600	366,078